Shareholder Report, Holdings (Details) - Capital Group Central Cash Fund - Class M	Apr. 30, 2025
Holdings [Line Items]
Percent of Net Asset Value	100.00%
U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.82%
Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.63%
Repurchase agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.99%)